Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share
Net Loss Per Share

14.  Net Loss Per Share

Basic and diluted loss per share have been calculated in accordance with ASC260 for the years ended December 31, 2022, 2023 and 2024. Shares issuable for little consideration have been included in the number of outstanding shares used for basic and diluted loss per share.

	For the Year Ended December 31,
	2022	2023	2024
Numerator (RMB in thousands):
Net loss	(1,578,403)	(839,528)	(168,967)
Net income attributable to noncontrolling interests	(2,754)	(4,113)	(2,835)
Net loss attributable to ordinary shareholders	(1,581,157)	(843,641)	(171,802)

Denominator:
Weighted average number of ordinary shares outstanding, basic	304,836,318	299,132,894	273,560,865
Weighted average number of ordinary shares outstanding, diluted	304,836,318	299,132,894	273,560,865
Net loss per share, basic (RMB)	(5.19)	(2.82)	(0.63)
Net loss per share, diluted (RMB)	(5.19)	(2.82)	(0.63)

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The following ordinary shares equivalents were excluded from the computation of dilutive net loss per share to eliminate any antidilutive effect:

	For the Year Ended December 31,
	2022	2023	2024
Share options and restricted shares	5,144,513	3,130,720	1,034,425